DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Capital Addition Purchase Commitments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Commitments to purchase certain medical equipment	¥ 81,664	$ 11,762	¥ 119,787